12. COMMITMENTS AND CONTINGENCIES (Details -Rent)	Mar. 31, 2017 USD ($)
Operating lease payments year 2018	$ 125,210
Operating lease payments year 2019	21,446
9635 Granite Ridge Drive [Member]
Operating lease payments year 2018	78,156
Operating lease payments year 2019	47,054
11585 Sorrenty Valley Road [Member]
Operating lease payments year 2018	21,446
Operating lease payments year 2019	$ 0